Purchases and other expenses - External purchases components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Commercial expenses and content rights	€ (7,087)	€ (6,800)	€ (6,549)
o/w costs of terminals and other equipment sold	(4,110)	(3,970)	(3,920)
o/w advertising, promotional, sponsoring and rebranding costs	(845)	(894)	(850)
Service fees and inter-operator costs	(5,252)	(5,459)	(5,228)
Other network expenses, IT expenses	(3,074)	(2,999)	(2,871)
Other external purchases	(3,062)	(3,023)	(3,049)
o/w rental expenses	(1,148)	(1,156)	(1,163)
Total	€ (18,475)	€ (18,281)	€ (17,697)